SHAREHOLDERS' EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details) - Employee [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yields	0.00%	0.00%	0.00%
Volatility			33.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest		1.35%	2.48%
Volatility	0.00%	33.35%
Expected term (in years)		4 years 2 months 19 days	4 years 3 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest		2.51%	2.82%
Volatility	0.00%	34.32%
Expected term (in years)		4 years 3 months 3 days	4 years 4 months 20 days